Goodwill	12 Months Ended
Dec. 31, 2013
Goodwill
Goodwill

4.  Goodwill

In 2008 and 2009, the Group purchased restaurant operating assets from 32 restaurants owned and operated by self-employed owners who were not affiliated with the Group. Such restaurant operating assets primarily consisted of used kitchen equipment and miscellaneous furniture and fixtures. The Group accounted for such purchases as business combinations due to the continuity of the revenue generating activities despite the change in management and upgrade in the renovations and services subsequent to the acquisitions. The excess of the total consideration paid over the fair value of the assets assumed was recorded as goodwill which is not tax deductible. No restaurant operating asset purchases occurred in 2011, 2012 and 2013. There was no impairment of the goodwill during 2013. In 2011, the Company closed a purchased restaurant and the goodwill associated with this restaurant, which amounted to RMB267 ($0.04 million) was written off. In 2012, the impairment charges of goodwill recorded were RMB456 ($0.07 million), representing a decrease in the carrying value of goodwill in one underperforming restaurant and another restaurant whose lease term expired in the first quarter of 2013.

	For Years Ended December 31,
	2011	2012	2013
	RMB
Goodwill as of January 1,	6,286	6,019	5,563
Goodwill written off	(267)	(456)	—
Goodwill as of December 31	6,019	5,563	5,563